Schedule of Investments (unaudited)
December 31, 2023
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Boeing Co. (The)(a)	31,148	$ 8,119,038
Lockheed Martin Corp.	90,531	41,032,270
Northrop Grumman Corp.	3,286	1,538,308
		50,689,616
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	82,152	12,916,759
Automobiles — 3.3%
Tesla, Inc.(a)	1,127,589	280,183,315
Beverages — 1.6%
Coca-Cola Co. (The)	789,462	46,522,996
Constellation Brands, Inc., Class A	6,579	1,590,473
Monster Beverage Corp.(a)	303,445	17,481,466
PepsiCo, Inc.	389,033	66,073,365
		131,668,300
Biotechnology — 2.3%
AbbVie, Inc.	721,168	111,759,405
Amgen, Inc.	148,448	42,755,993
Regeneron Pharmaceuticals, Inc.(a)	2,864	2,515,422
Vertex Pharmaceuticals, Inc.(a)	96,328	39,194,900
		196,225,720
Broadline Retail — 6.6%
Amazon.com, Inc.(a)	3,681,950	559,435,483
Capital Markets — 0.8%
Blackstone, Inc., Class A, NVS	291,154	38,117,882
Moody’s Corp.	59,261	23,144,976
S&P Global, Inc.	10,804	4,759,378
		66,022,236
Chemicals — 0.6%
Ecolab, Inc.	79,229	15,715,072
Linde PLC	18,618	7,646,599
Sherwin-Williams Co. (The)	80,856	25,218,986
		48,580,657
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	149,242	26,729,242
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	102,308	24,094,557
Motorola Solutions, Inc.	62,006	19,413,459
		43,508,016
Consumer Finance — 0.2%
American Express Co.	77,926	14,598,657
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	181,058	119,512,765
Dollar General Corp.	89,596	12,180,576
Sysco Corp.	207,277	15,158,167
Target Corp.	187,749	26,739,213
		173,590,721
Entertainment — 1.0%
Netflix, Inc.(a)	176,437	85,903,647
Financial Services — 4.1%
Fiserv, Inc.(a)	66,940	8,892,310
Mastercard, Inc., Class A	339,313	144,720,388
PayPal Holdings, Inc.(a)	406,033	24,934,486
Visa, Inc., Class A	651,892	169,720,082
		348,267,266
Security	Shares	Value
Food Products — 0.1%
Hershey Co. (The)	45,531	$ 8,488,800
Ground Transportation — 0.9%
CSX Corp.	89,106	3,089,305
Uber Technologies, Inc.(a)	804,215	49,515,518
Union Pacific Corp.	106,499	26,158,284
		78,763,107
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	44,315	4,877,752
Edwards Lifesciences Corp.(a)	246,553	18,799,666
GE HealthCare Technologies, Inc.	11,918	921,500
Intuitive Surgical, Inc.(a)	142,724	48,149,369
Stryker Corp.	36,951	11,065,346
		83,813,633
Health Care Providers & Services — 2.4%
Cigna Group (The)	8,771	2,626,476
Elevance Health, Inc.	12,792	6,032,195
HCA Healthcare, Inc.	16,860	4,563,665
Humana, Inc.	22,207	10,166,587
McKesson Corp.	21,043	9,742,488
UnitedHealth Group, Inc.	319,478	168,195,583
		201,326,994
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(a)(b)	165,407	22,518,509
Booking Holdings, Inc.(a)	14,581	51,722,015
Chipotle Mexican Grill, Inc.(a)	11,221	25,661,978
Las Vegas Sands Corp.	139,999	6,889,351
Marriott International, Inc., Class A	99,760	22,496,878
McDonald’s Corp.	123,069	36,491,189
Starbucks Corp.	461,058	44,266,178
		210,046,098
Household Products — 0.5%
Kimberly-Clark Corp.	129,494	15,734,816
Procter & Gamble Co. (The)	180,695	26,479,045
		42,213,861
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	35,299	7,402,553
Insurance — 0.7%
Marsh & McLennan Cos., Inc.	161,923	30,679,551
Progressive Corp. (The)	179,266	28,553,488
		59,233,039
Interactive Media & Services — 11.3%
Alphabet, Inc., Class A(a)	2,428,564	339,246,105
Alphabet, Inc., Class C, NVS(a)	2,051,267	289,085,059
Meta Platforms, Inc., Class A(a)	903,944	319,960,018
		948,291,182
IT Services — 1.4%
Accenture PLC, Class A	258,221	90,612,331
Snowflake, Inc., Class A(a)	128,287	25,529,113
		116,141,444
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	97,119	51,549,794
Machinery — 1.3%
Caterpillar, Inc.	156,383	46,237,762
Deere & Co.	101,273	40,496,034
Illinois Tool Works, Inc.	99,583	26,084,771
		112,818,567

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.2%
Charter Communications, Inc., Class A(a)	41,234	$ 16,026,831
Metals & Mining — 0.0%
Southern Copper Corp.	34,627	2,980,346
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	29,293	4,284,101
Kenvue, Inc.	239,431	5,154,950
		9,439,051
Pharmaceuticals — 3.1%
Eli Lilly & Co.	345,849	201,602,299
Merck & Co., Inc.	191,416	20,868,172
Zoetis, Inc., Class A	189,124	37,327,404
		259,797,875
Professional Services — 0.4%
Automatic Data Processing, Inc.	144,968	33,773,195
Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.(a)	372,726	54,943,540
Applied Materials, Inc.	288,537	46,763,191
Broadcom, Inc.	176,188	196,669,855
KLA Corp.	56,177	32,655,690
Lam Research Corp.	50,930	39,891,432
NVIDIA Corp.	971,065	480,890,809
QUALCOMM, Inc.	397,562	57,499,392
Texas Instruments, Inc.	151,180	25,770,143
		935,084,052
Software — 19.7%
Adobe, Inc.(a)	187,250	111,713,350
Atlassian Corp., Class A(a)	63,449	15,091,979
Autodesk, Inc.(a)	87,986	21,422,831
Cadence Design Systems, Inc.(a)	110,386	30,065,835
Fortinet, Inc.(a)	267,834	15,676,324
Intuit, Inc.	111,640	69,778,349
Microsoft Corp.	3,041,487	1,143,720,772
Oracle Corp.	258,889	27,294,667
Palo Alto Networks, Inc.(a)	123,154	36,315,652
Salesforce, Inc.(a)	291,659	76,747,149
ServiceNow, Inc.(a)	83,201	58,780,675
Synopsys, Inc.(a)	62,052	31,951,195
Workday, Inc., Class A(a)	82,173	22,684,678
		1,661,243,456
Specialized REITs — 0.8%
American Tower Corp.	190,244	41,069,875
Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	18,607	$ 2,143,340
Equinix, Inc.	19,142	15,416,775
Public Storage	37,269	11,367,045
		69,997,035
Specialty Retail — 3.1%
AutoZone, Inc.(a)	5,983	15,469,705
Home Depot, Inc. (The)	408,728	141,644,689
Lowe’s Cos., Inc.	172,997	38,500,482
O’Reilly Automotive, Inc.(a)	20,524	19,499,442
TJX Cos., Inc. (The)	470,662	44,152,802
		259,267,120
Technology Hardware, Storage & Peripherals — 13.8%
Apple Inc.	6,026,566	1,160,294,752
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	45,549	23,288,748
NIKE, Inc., Class B	258,883	28,106,928
		51,395,676
Total Long-Term Investments — 99.9% (Cost: $6,732,645,791)		8,417,708,096
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	119,514	119,597
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	9,781,304	9,781,304
Total Short-Term Securities — 0.1% (Cost: $9,900,787)		9,900,901
Total Investments — 100.0% (Cost: $6,742,546,578)		8,427,608,997
Other Assets Less Liabilities — 0.0%		3,935,892
Net Assets — 100.0%		$ 8,431,544,889
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,094,246	$ —	$ (39,981,981)(a)	$ 13,402	$ (6,070)	$ 119,597	119,514	$ 100,651(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	7,923,181	1,858,123(a)	—	—	—	9,781,304	9,781,304	412,047	—
				$ 13,402	$ (6,070)	$ 9,900,901		$ 512,698	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	9	03/15/24	$ 1,766	$ 34,265
NASDAQ 100 E-Mini Index	32	03/15/24	10,895	392,140
				$ 426,405
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 8,417,708,096	$ —	$ —	$ 8,417,708,096
Short-Term Securities
Money Market Funds	9,900,901	—	—	9,900,901
	$ 8,427,608,997	$ —	$ —	$ 8,427,608,997
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 426,405	$ —	$ —	$ 426,405
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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